SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounting Policies [Line Items]
Accumulated deficit	$ (683,825)	$ (677,897)
Capitalized balances related to sales commission	3,161	2,440
Advertising expenses	309	233	$ 128
Warranty expenses	233	470	49
Warranty provisions amount	1,827	1,671
Research and development expenses	641	1,695	1,386
Provision for doubtful accounts	422	1,104
Bad debt expense (income)	3	65	(3)
Severance pay expenses	3,107	2,877	2,850
Contribution costs	603	545	507
Amortization of sales commission	$ 3,078	$ 3,028	$ 1,705
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share	3,441,644	3,099,144	1,685,386
Revenue recognized	$ 16,169	$ 22,958	$ 19,470
Network equipment [Member] | Minimum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	2 years
Network equipment [Member] | Maximum [Member]
Disclosure Of Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years